Performance Management	Oct. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.41%
Low Quarter	03/31/22	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Prime Portfolio	4.36%	3.33%	2.31%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.41%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.33%
Low Quarter	12/31/20	0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Portfolio	4.23%	3.19%	2.11%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Dec. 31, 2020
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Institutional  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Institutional  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.31%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Securities Portfolio	4.14%	3.12%	2.05%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.32%
Low Quarter	12/31/25	0.96%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Portfolio	4.17%	3.14%	2.07%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.96%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Institutional  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Institutional  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.32%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio	4.13%	3.10%	2.04%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.31%
Low Quarter	09/30/20	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Portfolio[1]	4.18%	3.15%	2.07%
[1]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Institutional Plus Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2020
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.30%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Portfolio[1]	4.11%	3.10%	2.03%
[2]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Institutional Plus Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.31%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio[1]	4.08%	3.06%	2.00%
[3]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Plus Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.41%
Low Quarter	03/31/22	-0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Prime Portfolio	4.31%	3.28%	2.24%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Institutional Select Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.41%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.31%
Low Quarter	09/30/20	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Portfolio	4.18%	3.15%	2.07%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Institutional Select Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2020
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Institutional Select  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Institutional Select  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.30%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Securities Portfolio	4.09%	3.08%	2.01%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Institutional Select Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.30%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Portfolio	4.11%	3.10%	2.03%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Institutional Select Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Institutional Select  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Institutional Select  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.31%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio	4.08%	3.06%	2.00%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Select Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Investor  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Investor  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years*
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/16	0.07%
Low Quarter	12/31/16	0.00%

Performance Table Heading	Average Annual Total Returns*(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Prime Portfolio*	0.00%	0.00%	0.02%
[4]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.07%
Highest Quarterly Return, Date	Sep. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s  Investor  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.30%
Low Quarter	09/30/20	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Portfolio	4.13%	3.11%	2.03%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2020
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Investor  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Investor  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.29%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Securities Portfolio	4.03%	3.04%	1.97%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Investor  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Investor  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.29%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Portfolio	4.06%	3.06%	1.99%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Investor  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Investor  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.30%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio	4.03%	3.02%	1.96%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Administrative  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Administrative  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years*
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/16	0.06%
Low Quarter	12/31/16	0.02%

Performance Table Heading	Average Annual Total Returns*(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Prime Portfolio*	0.00%	0.00%	0.02%
[5]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Administrative Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.06%
Highest Quarterly Return, Date	Sep. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.02%
Lowest Quarterly Return, Date	Dec. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.29%
Low Quarter	09/30/20	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Portfolio	4.07%	3.07%	1.98%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Administrative Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2020
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Administrative  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Administrative  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.28%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Securities Portfolio	3.98%	3.00%	1.92%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Administrative Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.28%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Portfolio	4.01%	3.02%	1.95%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Administrative Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Administrative  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Administrative  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.28%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio	3.97%	2.98%	1.92%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Administrative Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory  Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.34%
Low Quarter	12/31/20	-0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Prime Portfolio	4.10%	3.13%	2.06%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Advisory Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Dec. 31, 2020
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory  Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.26%
Low Quarter	03/31/16	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Portfolio	3.97%	2.99%	1.90%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Advisory Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Advisory  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Advisory  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.25%
Low Quarter	03/31/16	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Securities Portfolio	3.88%	2.92%	1.85%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Advisory Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory  Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.25%
Low Quarter	03/31/22	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Portfolio	3.91%	2.95%	1.87%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Advisory Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Advisory  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Advisory  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.26%
Low Quarter	09/30/16	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio	3.87%	2.91%	1.84%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Advisory Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2016
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s  Participant  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years*
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/16	0.01%
Low Quarter	03/31/16	0.00%

Performance Table Heading	Average Annual Total Returns*(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Prime Portfolio*	0.00%	0.00%	0.00%
[6]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Participant Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.01%
Highest Quarterly Return, Date	Sep. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s  Participant  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.20%
Low Quarter	03/31/16	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Portfolio	3.71%	2.80%	1.73%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Participant Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.20%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Participant  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Participant  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.25%
Low Quarter	03/31/16	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Securities Portfolio	3.88%	2.92%	1.85%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Participant Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s  Participant  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.19%
Low Quarter	06/30/16	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Portfolio	3.65%	2.76%	1.70%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Participant Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.19%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2016
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Participant  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Participant  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.19%
Low Quarter	03/31/16	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio	3.61%	2.72%	1.67%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Participant Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.19%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Cash Management  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Cash Management  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.37%
Low Quarter	03/31/22	-0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Prime Portfolio	4.20%	3.20%	2.17%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Cash Management Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Cash Management  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Cash Management  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.29%
Low Quarter	09/30/20	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Portfolio	4.07%	3.07%	1.98%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Cash Management Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Sep. 30, 2020
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Cash Management  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Cash Management  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.27%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Securities Portfolio	3.98%	3.00%	1.92%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Cash Management Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.27%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Cash Management  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Cash Management  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.28%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Portfolio	4.01%	3.02%	1.95%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Cash Management Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Cash Management  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Cash Management  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.28%
Low Quarter	03/31/21	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio	3.97%	2.98%	1.92%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Cash Management Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.12%
Low Quarter	06/30/20	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Since Inception 03/31/16
Government Portfolio	3.40%	2.58%	1.57%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Select Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2020
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.11%
Low Quarter	03/31/22	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Since Inception 03/31/16
Treasury Portfolio	3.34%	2.54%	1.54%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Select Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.11%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one, five year and since inception periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.12%
Low Quarter	03/31/17	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Since Inception 03/31/16
Treasury Securities Portfolio	3.30%	2.50%	1.51%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Select Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2017
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s CastleOak Shares Class shares from year-to-year and by showing the average annual returns of the Fund’s CastleOak Shares Class shares for the one year and since inception periods.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s CastleOak Shares Class shares from year-to-year and by showing the average annual returns of the Fund’s CastleOak Shares Class shares for the one year and since inception periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.42%
Low Quarter	12/31/25	1.02%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 10/04/22
Prime Portfolio	4.36%	4.90%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | CastleOak Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.42%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	1.02%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s CastleOak Shares from year-to-year and by showing the average annual returns of the Fund’s CastleOak Shares for the one year and since inception periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s CastleOak Shares from year-to-year and by showing the average annual returns of the Fund’s CastleOak Shares for the one year and since inception periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.33%
Low Quarter	03/31/22	0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 05/04/21
Government Portfolio	4.23%	3.42%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | CastleOak Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Class shares from year-to-year and by showing the average annual returns of the Fund’s Impact Class shares for the one year and since inception periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Class shares from year-to-year and by showing the average annual returns of the Fund’s Impact Class shares for the one year and since inception periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.42%
Low Quarter	12/31/25	1.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 03/29/22
Prime Portfolio	4.36%	4.43%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Impact Share Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.42%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	1.01%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Class shares from year-to-year and by showing the average annual returns of the Fund’s Impact Class shares for the one year and since inception periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Class shares from year-to-year and by showing the average annual returns of the Fund’s Impact Class shares for the one year and since inception periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.33%
Low Quarter	12/31/25	0.98%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 03/29/22
Government Portfolio	4.23%	4.25%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Impact Share Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.98%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Class shares from year-to-year and by showing the average annual returns of the Fund’s Impact Class shares for the one year period and since inception.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Class shares from year-to-year and by showing the average annual returns of the Fund’s Impact Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/25	1.04%
Low Quarter	12/31/25	0.96%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 03/05/2024
Treasury Securities Portfolio	4.13%	4.56%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Impact Share Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.04%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.96%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Partner Class shares for one year and by showing the average annual returns of the Fund’s Impact Partner Class shares for the one year period and since inception. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Partner Class shares for one year and by showing the average annual returns of the Fund’s Impact Partner Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/25	1.11%
Low Quarter	12/31/25	1.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 03/05/2024
Prime Portfolio	4.36%	4.77%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Impact Partner Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.11%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	1.01%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Partner Class shares for one year and by showing the average annual returns of the Fund’s Impact Partner Class shares for the one year period and since inception.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Partner Class shares for one year and by showing the average annual returns of the Fund’s Impact Partner Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/25	1.06%
Low Quarter	12/31/25	0.98%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 03/05/2024
Government Portfolio	4.23%	4.65%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Impact Partner Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.06%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.98%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Partner Class shares for one year and by showing the average annual returns of the Fund’s Impact Partner Class shares for the one year period and since inception. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Partner Class shares for one year and by showing the average annual returns of the Fund’s Impact Partner Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/25	1.04%
Low Quarter	12/31/25	0.96%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 03/05/2024
Treasury Securities Portfolio	4.13%	4.56%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Impact Partner Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.04%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.96%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class shares for one year and by showing the average annual returns of the Fund’s Advisor Class shares for the one year period and since inception.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class shares for one year and by showing the average annual returns of the Fund’s Advisor Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/25	1.06%
Low Quarter	12/31/25	0.98%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 03/27/24
Government Portfolio	4.23%	4.63%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Advisor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.06%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.98%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class shares for one year and by showing the average annual returns of the Fund’s Advisor Class shares for the one year period and since inception.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class shares for one year and by showing the average annual returns of the Fund’s Advisor Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/25	1.05%
Low Quarter	12/31/25	0.97%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 03/27/24
Treasury Portfolio	4.17%	4.56%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Advisor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.05%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.97%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class shares for one year and by showing the average annual returns of the Fund’s Advisor Class shares for the one year period and since inception.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class shares for one year and by showing the average annual returns of the Fund’s Advisor Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/25	1.04%
Low Quarter	12/31/25	0.96%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception 06/27/24
Treasury Securities Portfolio	4.13%	4.41%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Advisor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.04%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.96%
Lowest Quarterly Return, Date	Dec. 31, 2025

[1]
1	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2025 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.

[2]
1	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2025 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.

[3]
1	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2025 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.

[4]
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2025 were 4.36%, 3.33% and 2.31%, respectively. In addition, the annual total returns of the Fund’s Institutional Class shares were 0.48%, 1.13%, 2.02%, 2.35%, 0.56%, 0.06%, 1.72%, 5.28%, 5.31% and 4.36% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Institutional Class performance has not been adjusted to reflect the higher expenses of Investor Class. Investor Class would have had lower returns because Investor Class has higher expenses than Institutional Class.

[5]
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2025 were 4.36%, 3.33% and 2.31%, respectively. In addition, the annual total returns of the Fund’s Institutional Class shares were 0.48%, 1.13%, 2.02%, 2.35%, 0.56%, 0.06%, 1.72%, 5.28%, 5.31% and 4.36% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Institutional Class performance has not been adjusted to reflect the higher expenses of Administrative Class. Administrative Class would have had lower returns because Administrative Class has higher expenses than Institutional Class.

[6]
*	The Participant Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Institutional Class shares for the one, five and 10 year periods as of December 31, 2025 were 4.36%, 3.33% and 2.31%, respectively. In addition, the annual total returns of the Fund’s Institutional Class shares were 0.48%, 1.13%, 2.02%, 2.35%, 0.56%, 0.06%, 1.72%, 5.28%, 5.31% and 4.36% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Participant Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Institutional Class performance has not been adjusted to reflect the higher expenses of Participant Class. Participant Class would have had lower returns because Participant Class has higher expenses than Institutional Class.